Shareholder Report, Average Annual Return (Details) 74200174300_Putnam VT Mortgage Securities Fund_Class IB_TSR Annual {Class IB}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IB
Average Annual Return, Percent		9.09%	0.83%	1.62%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Putnam VT Mortgage Securities Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam VT Mortgage Securities Linked Benchmark
Average Annual Return, Percent	[1]	8.58%	0.15%	1.48%
Bloomberg U.S. MBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. MBS Index
Average Annual Return, Percent		8.58%	0.15%	1.59%

[1]
†	The Putnam VT Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.